Project Financing Package - Gold Stream (Details)	Jun. 24, 2024 USD ($) m²	Sep. 29, 2025 USD ($)	Sep. 29, 2025 CAD ($)	Sep. 04, 2025 USD ($)	Sep. 04, 2025 CAD ($)	Jun. 27, 2025 USD ($)	Jun. 27, 2025 CAD ($)	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CAD ($)	Jul. 05, 2024 USD ($)	Jul. 05, 2024 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 24, 2024 CAD ($) m²
Project Financing Package
Deposits	$ 200,000,000
Area of interest for the Gold Stream | m²	500												500
Stream percentage for the life of mine, if the completion test was not satisfied	10.55%
Term following the project completion date for reduction of streaming percentage	12 months
Reduction in stream percentage by repaying proportional deposit and imputed internal rate of return	66.67%
Internal rate of return (as a percent)	18.00%
Availability fee on undrawn amount (as a percent)	1.00%
Fee payable on payment of the additional deposit (as a percent)	2.00%
Initial term under the agreement	20 years
Additional term under the agreement	10 years
Final term considered from initial term or throughout additional term when there is no active mining for termination of agreement	10 years
Minimum debt service coverage ratio	1.25												1.25
Term for financial covenants	6 months
Unrestricted cash and cash equivalents to be maintained													$ 25,000,000
Minimum
Project Financing Package
Additional deposit amount, the entity has option to draw	$ 25,000,000
Maximum
Project Financing Package
Additional deposit amount, the entity has option to draw	100,000,000
at the inception of the Gold Stream
Project Financing Package
Deposits										$ 5,000,000	$ 6,808,000	$ 0
between January 1, 2025 and June 30, 2025
Project Financing Package
Deposits								$ 45,000,000	$ 64,815,000
between April 1, 2025 and October 31, 2025
Project Financing Package
Deposits	50,000,000					$ 50,000,000	$ 68,217,000
between July 1, 2025 and January 31, 2026
Project Financing Package
Deposits	50,000,000			$ 50,000,000	$ 68,967,000
between September 1, 2025 and March 31, 2026
Project Financing Package
Deposits	$ 50,000,000	$ 50,000,000	$ 69,692,000
First calendar quarters following September 30, 2027
Project Financing Package
Increase in stream percentage	10.70%
Second calendar quarters following September 30, 2027
Project Financing Package
Increase in stream percentage	10.85%
Third calendar quarters following September 30, 2027
Project Financing Package
Increase in stream percentage	11.00%
Remaining calendar quarters until satisfaction of the completion test
Project Financing Package
Increase in stream percentage	11.40%
Until the Deposit has been reduced to $nil
Project Financing Package
Cash payment as percentage of gold market price	10.00%
Term for cash payment prior to delivery	3 days
Once the Deposit has been reduced to $nil
Project Financing Package
Cash payment as percentage of gold market price	10.00%
Term for cash payment prior to delivery	3 days